Consolidated Statements of Income and Comprehensive Income (Unaudited) (Parentheticals) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Weighted average number of shares outstanding-diluted (in Dollars per share)	39,912,629	20,555,129